Leases Obligations	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases Obligations [Abstract]
Leases Obligations

14.	Leases Obligations

a.	Lease contracts

The Company leased space for its corporate offices and the lease of utility vehicles and operating vehicles, under a lease agreement. The average lease term is from 1 to 3 years in 2021 and there are options to buy the equipment for a nominal amount at the end of the terms of the lease.

The obligations of the Company stem from financial leases that are guaranteed by the title of the lessors to the leased assets.

b.	Future minimum lease payment

The amount of future minimum lease payments as of December 31, 2021 were as follows:

	Future minimum lease payments		Interest		Present value of minimum lease payments
Less than one year	Ps.	16,282	Ps.	(4,410)	Ps.	11,872

Less than two years	Ps.	15,444	Ps.	(3,429)	Ps.	12,015
Less than three years		14,394		(2,454)		11,940
Less than four years		14,399		(1,432)		12,967
Five years and more than five years		10,525		(353)		10,172
Liabilities for assets in lease long term		54,762		(7,668)		47,094
Total liabilities for leased assets	Ps.	71,044	Ps.	(12,078)	Ps.	58,966

As of December 31, 2019, 2020 and  2021 the Company recognized Ps.16,261, Ps.12,977 and Ps.12,467 respectively for the amortization of assets for the rights of use.

The interest rates that underlie all obligations under lease agreements are fixed by an average discount interest of   7.99%, 7.95% and 8.23% during the year 2019, 2020 and 2021. As of December 31, 2019, 2020 and 2021 Ps.3,703, Ps.2,582 and Ps.2,598, respectively was recognized as interest on the liability for lease in the consolidated statement of income and other comprehensive income.